Current and deferred income tax and social contribution	12 Months Ended
Dec. 31, 2024
Current and deferred income tax and social contribution
Current and deferred income tax and social contribution
22. Current and deferred income tax and social contribution

a. Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Profit (loss) before income tax and social contribution for the year	307,091	(119,705)	(105,687)
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	(104,411)	40,700	35,934
Share of loss equity-accounted investees	(1,914)	(6,343)	(1,534)
Permanent additions	1,349	2,702	(8,292)
IRPJ and CSLL not taxable on reversal tax contingencies (ii)	117,480	-	-
Difference in presumed profit rate of subsidiary	(1,256)	362	3,617
Deferred IRPJ and CSLL not constituted on the loss of the fiscal year of subsidiaries	(10,052)	(721)	(2,314)
Reversal of IRPJ and CSLL (i)	177,993	-	23,703
IRPJ and CSLL others	74	27	-
Total IRPJ and CSLL	179,263	36,727	51,114
Current IRPJ and CSLL in the result	175,617	331	10,668
Deferred IRPJ and CSLL in the result	3,646	36,396	40,446
	179,263	36,727	51,114
Effective tax rate of income and social contribution tax benefit	58%	31%	48%

(i)	Primarily refers tax assessment notices issued by the tax authority to the "Predecessor," derived from disallowances of operational and financial expenses, as well as isolated fines related to the acquisition of the Anglo Group in 2010 and subsequent restructuring. In the year 2024, considering the analysis and opinion of legal advisors, the Company decided to partially reverse the amounts initially provisioned, as mentioned in note 21.a.
(ii)	Related to the impact arising from deduction on the reversal tax contingencies, which are not taxable.

b. Deferred income tax and social contribution

Changes in deferred income tax and social contribution assets and liabilities are as follows:

i. December 31, 2024

	As of December 31, 2023	Effect on Shareholder’s equity	Effect on profit and loss	As of December 31, 2024
Income tax/social contribution:
Income tax and social contribution losses carryforwards (ii)	594,361	(344)	74,458	668,475
Temporary differences:
Impairment losses on trade receivables	28,012	-	(517)	27,495
Provision for obsolete inventories	3,099	-	16,427	19,526
Imputed interest on suppliers	(1,206)	-	2,043	837
Provision for risks of tax, civil and labor losses	(10,937)	-	12,752	1,815
Refund liabilities and right to returned goods	8,421	-	2,233	10,654
Right of use assets	31,301	-	4,599	35,900
Lease liabilities	(25,684)	-	(4,820)	(30,504)
Fair value adjustments on business combination and goodwill amortization (i)	(470,342)	-	(116,636)	(586,978)
Other temporary difference	48,428	94	13,107	61,629
Deferred assets, net	205,453	(250)	3,646	208,849

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.
(ii)	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6-year period beginning in 2026.

ii. December 31, 2023 and 2022

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	As of December 31, 2022	Deferred tax on business combination	Effect on profit and loss	As of December 31, 2023
Income tax/social contribution:
Income tax and social contribution losses carryforwards (ii)	422,240	-	172,121	594,361
Temporary Differences:
Impairment losses on trade receivables	20,472	-	7,540	28,012
Provision for obsolete inventories	3,346	-	(247)	3,099
Imputed interest on suppliers	(5,548)	-	4,342	(1,206)
Provision for risks of tax, civil and labor losses	20,445	-	(31,382)	(10,937)
Refund liabilities and right to returned goods	15,818	-	(7,397)	8,421
Right of use assets	50,531	-	(19,230)	31,301
Lease Liabilities	(42,595)	-	16,911	(25,684)
Fair value adjustments on business combination and goodwill amortization (i)	(358,454)	(1,794)	(110,094)	(470,342)
Other temporary difference	44,596	-	3,832	48,428
Deferred Assets, net	170,851	(1,794)	36,396	205,453

(i)

Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.